Inventories (Tables)	9 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consist of the following:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Products	332,736	354,842
Packing materials and others	1,611	2,545
Inventories	334,347	357,387